Fair Value Measurements - Significant Unobservable Inputs Used in Fair Value Measurement of Each of Above Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Transfers out of level 3	$ 0	$ 10
Fair Value	1,698	2,624
Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 20	21
Auction rate securities | Weighted-average life | Weighted average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average life)	16 years
Auction rate securities | Collateral value (as a % of fair value) | Weighted average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	148.00%
Auction rate securities | Probability of waterfall event
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	10.00%
Auction rate securities | Probability of permanent suspension of auction
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	5.00%
Auction rate securities | Probability of being called at par
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	25.00%
Auction rate securities | Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 19	19
Corporate notes/bonds | Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 1	$ 2